Financial Instruments - Schedule of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables		$ 27,735	$ 24,804
Assumed liabilities	[1]	40,079	46,375
Other accounts payables		9,671	8,261
Lease liabilities (including interest)		21,145	16,420
Financial liabilities		98,630	95,860
Less than one year [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables		27,735	24,804
Assumed liabilities	[1]	6,913	11,996
Other accounts payables		9,671	8,261
Lease liabilities (including interest)		3,708	2,918
Financial liabilities		48,027	47,979
1 to 2 [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables
Assumed liabilities	[1]	4,419	4,152
Other accounts payables
Lease liabilities (including interest)		3,014	3,045
Financial liabilities		7,433	7,197
2 to 3 [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables
Assumed liabilities	[1]	4,393	4,261
Other accounts payables
Lease liabilities (including interest)		1,700	1,689
Financial liabilities		6,093	5,950
3 to 5 [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables
Assumed liabilities	[1]	7,675	7,836
Other accounts payables
Lease liabilities (including interest)		2,458	2,009
Financial liabilities		10,133	9,845
6 and thereafter [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables
Assumed liabilities	[1]	16,679	18,130
Other accounts payables
Lease liabilities (including interest)		10,265	6,759
Financial liabilities		$ 26,944	$ 24,889

[1]	Due the nature of the account which include infinite payments for royalties and milestones to third parties the assumed liabilities reflect the discounted amount. See Note 13(2)